Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Thousands, $ in Millions	Total	Class B Non-Voting Shares	Issued capital Class A Voting Shares	Issued capital Class B Non-Voting Shares	Retained earnings	FVTOCI investment reserve	Hedging reserve	Equity investment reserve
Shareholders' equity, beginning balance at Dec. 31, 2018	$ 8,156		$ 71	$ 406	$ 7,159	$ 636	$ (125)	$ 9
Number of shares, beginning balance at Dec. 31, 2018			111,155	403,657
Net income for the year	2,043				2,043
Other comprehensive (loss) income:
Defined benefit pension plans, net of tax	(119)				(119)
FVTOCI investments, net of tax	633					633
Derivative instruments accounted for as hedges, net of tax	388						388
Share of equity-accounted investments, net of tax	(8)							(8)
Other comprehensive (loss) income for the year	894				(119)	633	388	(8)
Comprehensive income for the year	2,937				1,924	633	388	(8)
Reclassification to retained earnings for disposition of FVTOCI investments					4	(4)
Transactions with shareholders recorded directly in equity:
Repurchase of Class B Non-Voting Shares	(655)	$ (655)		$ (9)	(646)
Repurchase of Class B Non-Voting Shares (in shares)		(9,900)		(9,887)
Dividends declared	(1,022)				(1,022)
Share class exchange	0			$ 0
Share class exchange (in shares)			(1)	1
Total transactions with shareholders	(1,677)		$ 0	$ (9)	(1,668)
Total transactions with shareholders (in shares)			(1)	(9,886)
Shareholders' equity, ending balance at Dec. 31, 2019	9,416		$ 71	$ 397	7,419	1,265	263	1
Number of shares, ending balance at Dec. 31, 2019			111,154	393,771
Net income for the year	1,592				1,592
Other comprehensive (loss) income:
Defined benefit pension plans, net of tax	(89)				(89)
FVTOCI investments, net of tax	(262)					(262)
Derivative instruments accounted for as hedges, net of tax	(69)						(69)
Share of equity-accounted investments, net of tax	(5)							(5)
Other comprehensive (loss) income for the year	(425)				(89)	(262)	(69)	(5)
Comprehensive income for the year	1,167				1,503	(262)	(69)	(5)
Reclassification to retained earnings for disposition of FVTOCI investments	0				4	(4)
Transactions with shareholders recorded directly in equity:
Dividends declared	(1,010)				(1,010)
Total transactions with shareholders	(1,010)		$ 0	$ 0	(1,010)
Total transactions with shareholders (in shares)			0	0
Shareholders' equity, ending balance at Dec. 31, 2020	$ 9,573		$ 71	$ 397	$ 7,916	$ 999	$ 194	$ (4)
Number of shares, ending balance at Dec. 31, 2020			111,154	393,771